FAIR VALUE MEASUREMENTS - Schedule of Fair Value and Related Carrying Amounts of Long-term Debt (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Carrying Value
Fair value and related carrying amounts of long-term debt and other long-term obligations
Long-term debt and other long-term obligations		$ 3,050	$ 2,350
Carrying Value | JERSEY CENTRAL POWER & LIGHT COMPANY
Fair value and related carrying amounts of long-term debt and other long-term obligations
Long-term debt and other long-term obligations	$ 3,050	3,050
Carrying Value | First Energy [Member]
Fair value and related carrying amounts of long-term debt and other long-term obligations
Long-term debt and other long-term obligations	26,915	26,390	23,594
Fair Value
Fair value and related carrying amounts of long-term debt and other long-term obligations
Long-term debt and other long-term obligations		3,059	2,284
Fair Value | JERSEY CENTRAL POWER & LIGHT COMPANY
Fair value and related carrying amounts of long-term debt and other long-term obligations
Long-term debt and other long-term obligations	3,021	3,059
Fair Value | First Energy [Member]
Fair value and related carrying amounts of long-term debt and other long-term obligations
Long-term debt and other long-term obligations	$ 26,252	$ 25,756	$ 22,128